Segment information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Segment Information
The following tables present the Company’s segment information for the years ended December 31, 2019, 2018 and 2017.

	2019
	Air	Packages, Hotels and Other travel products	Unallocated	Total
Third-party revenue	201,638	323,238	—	524,876
Adjusted EBITDA	3,346	36,546	(14,330)	25,562
Depreciation and amortization	(7,716)	(7,716)	(7,364)	(22,796)
Stock-based compensation	—	—	(11,686)	(11,686)
Operating (loss) / income	(4,370)	28,830	(33,380)	(8,920)
Financial income	—	—	—	7,944
Financial expense	—	—	—	(25,159)
Loss before income tax	—	—	—	(26,135)
Income tax benefit	—	—	—	5,225
Net loss	—	—	—	(20,910)

	2018
	Air	Packages, Hotels and other travel products	Unallocated	Total
Third-party revenue	214,804	315,810	—	530,614
Adjusted EBITDA	27,790	37,739	2,115	67,644
Depreciation and amortization	(4,630)	(4,582)	(5,913)	(15,125)
Impairment of long-lived assets	—	—	(363)	(363)
Stock-based compensation	—	—	(6,766)	(6,766)
Operating income / (loss)	23,160	33,157	(10,927)	45,390
Financial income	—	—	—	7,621
Financial expense	—	—	—	(26,788)
Income before income tax	—	—	—	26,223
Income tax expense	—	—	—	(7,069)
Net income	—	—	—	19,154

	2017
	Air	Packages, Hotels and other travel products	Unallocated	Total
Third-party revenue	241,015	282,925	—	523,940
Adjusted EBITDA	58,397	31,341	(384)	89,354
Depreciation and amortization	(1,865)	(2,556)	(9,405)	(13,826)
Stock-based compensation	—	—	(4,289)	(4,289)
Operating income / (loss)	56,532	28,785	(14,078)	71,239
Financial income	—	—	—	2,389
Financial expense	—	—	—	(19,268)
Income before income tax	—	—	—	54,360
Income tax expense	—	—	—	(11,994)
Net income	—	—	—	42,366

Schedule of Allocation of Long-lived Assets Based on Geography
The following table summarizes the allocation of the property and equipment based on geography:

	As of December 31, 2019	As of December 31, 2018
Argentina	7,067	7,830
Brazil	3,779	2,950
Uruguay	929	1,463
USA	4,357	4,097
Other countries	5,073	3,376

	$21,205	$19,716

Schedule of Allocation of Intangible Assets Based on Geography
The following table summarizes the allocation of the intangible assets based on geography:

	As of December 31, 2019	As of December 31, 2018
Argentina	28,487	19,616
Uruguay	14,859	14,837
Other countries	6,273	3,059

	$49,619	$37,512

Schedule of Allocation of Goodwill Based on Geography
The following table summarizes the allocation of the goodwill based on geography:

	As of December 31, 2019	As of December 31, 2018
Argentina	3,048	1,201
Brazil	10,508	10,901
Mexico	7,543	7,266
Uruguay	16,839	16,839
Chile	4,657	—
Colombia	2,864	—
Perú	1,497	—

	$46,956	$36,207

Schedule of Allocation of Revenue Based on Geography
The following table summarizes the allocation of the revenue based on geography:

	For the year ended December 31,
	2019	2018	, 2017
Argentina	98,946	122,656	137,843
Brazil	159,676	165,688	151,550
Uruguay	131,160	142,902	145,534
Other countries	135,094	99,368	89,013

	$524,876	$530,614	$523,940